Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments
The following table presents information relating to the Company’s interest rate swap arrangements as of December 31, 2020 and 2021.

	Effective Date	Termination Date	Fixed Rate (Company pays)	Floating Rate (Company Receives)	Fair Value Asset/ (Liability) December 31, 2020	Notional Amount December 31, 2020	Fair Value Asset/ (Liability) December 31, 2021	Notional Amount December 31, 2021
Swap 1	November 4, 2015	August 4, 2021	1.52%	3 month U.S. dollar LIBOR	$(69,821)	$7,109,375	—	—
Swap 2	December 3, 2015	September 3, 2021	1.55%	3 month U.S. dollar LIBOR	$(71,626)	$7,109,375	—	—
Swap 3	August 16, 2017	May 16, 2025	2.12%	3 month U.S. dollar LIBOR	$(857,234)	$12,695,750	$(358,988)	$11,680,250
Swap 4	March 12, 2018	December 11, 2022	2.74%	3 month U.S. dollar LIBOR	$(598,572)	$14,010,000	—	—
Swap 5	April 10, 2018	December 11, 2025	2.74%	3 month U.S. dollar LIBOR	$(2,682,391)	$27,452,000	$(1,398,025)	$25,380,000
Swap 6	February 16, 2019	February 16, 2024	2.89%	3 month U.S. dollar LIBOR	$(961,267)	$12,695,750	$(486,439)	$11,680,250
Swap 7	January 21, 2021	January 21, 2028	0.73%	3 month U.S. dollar LIBOR	—	—	$(293,862)	$13,210,750
Swap 8	January 21, 2021	January 21, 2028	0.73%	3 month U.S. dollar LIBOR	—	—	$(292,709)	$13,173,250
Swap 9	January 21, 2021	January 21, 2028	0.74%	3 month U.S. dollar LIBOR	—	—	$(321,857)	$14,347,975
Total					$(5,240,911)	$81,072,250	$(3,151,880)	$89,472,475

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Tabular disclosure of financial instruments is as follows:

Derivatives designated as hedging instruments	Balance Sheet Location	December 31,
		2020		2021
		Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	141,447	—	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	5,099,464	—	3,151,880

Total derivatives designated as hedging instruments		—	5,240,911	—	3,151,880

Schedule of Derivative Instruments, Gain (Loss)
The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2019, 2020 and 2021 is as follows:

Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	Year Ended December 31,
		2019	2020	2021
Interest Rate Swap — Reclassification from OCI	Loss on derivatives	84,966	60,954	265,610
Interest Rate Swap — Change in Fair Value	Loss on derivatives	(327,147)	7,186	—
Interest Rate Swap — Realized income/(expense)	Loss on derivatives	134,631	(119,116)	(25,457)

Total loss/(gain) on derivatives		(107,550)	(50,976)	240,153

Derivatives designated as hedging instruments	Location of (Loss)/Gain Recognized	Year Ended December 31,
		2019	2020	2021
Interest Rate Swap — Realized Income/(Loss)	Interest and finance costs	67,424	(1,190,400)	(2,183,187)

Total loss on derivatives		67,424	(1,190,400)	(2,183,187)

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive loss included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges and are analyzed as follows:

Unrealized Gain / (Loss) on cash flow hedges
Balance, January 1, 2019	673,979
Effective portion of changes in fair value of interest swap contracts	(2,848,056)
Reclassification adjustment	(84,966)

Balance, December 31, 2019	(2,259,043)
Effective portion of changes in fair value of interest swap contracts	(2,632,826)
Reclassification adjustment	(60,954)

Balance, December 31, 2020	(4,952,823)

Effective portion of changes in fair value of interest swap contracts	2,114,488
Reclassification adjustment	(265,610)

Balance, December 31, 2021	(3,103,945)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2020:

	Fair Value as of December 31, 2020	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	(5,240,911)	—	(5,240,911)	—

Total	(5,240,911)	—	(5,240,911)	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2021:

	Fair Value as of December 31, 2021	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	(3,151,880)	—	(3,151,880)	—

Total	(3,151,880)	—	(3,151,880)	—

Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis
The following tables present the fair values for assets measured on a non-recurring
basis categorized into a Level based upon the lowest level of significant input to the valuations:

	Fair Value as of June 30, 2020	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	3,000,000	—	3,000,000	—	(305,607)

Total	3,000,000	—	3,000,000	—	(305,607)
As a result of the impairment analysis performed as of June 30, 2020, one of the Company’s vessels (held and used) was written down to its estimated fair value as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $305,607. Depreciation amounting to $170,884 was recorded in the period from July 1, 2020 to December 31, 2020 and the vessel was presented at its new deemed cost less depreciation of $2,829,116 in the accompanying consolidated balance sheet as of December 31, 2020.

	Fair Value as of December 31, 2020	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	3,500,000	—	3,500,000	—	(714,895)

Total	3,500,000	—	3,500,000	—	(714,895)
As a result of the impairment analysis performed as of December 31, 2020, one of the Company’s vessels (held and used) was written down to its estimated fair value as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $714,895.

	Fair Value as of June 30, 2021	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	12,500,000	—	12,500,000	—	(1,125,243)
Long-lived assets held and used	3,250,000	—	3,250,000	—	(49,977)

Total	15,750,000	—	15,750,000	—	(1,175,220)
The vessel Gas Monarch (held and used) was written down to its estimated fair value of $3,250,000 as of June 30, 2021, as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $49,977. Depreciation amounting to $195,858 was recorded in the period from July 1, 2021 to December 31, 2021. As of December 31, 2021, the vessel was written down to its estimated fair value of $3,000,000, as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $54,142.

On April 19, 2022, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Monarch” to an unaffiliated third party for $2,375,000, which sale remains subject to customary conditions.

	Fair Value as of December 31, 2021	Fair Value Measurements Using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	12,650,000	—	12,650,000	—	(1,333,950)

Total	12,650,000	—	12,650,000	—	(1,333,950)